RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of related parties and nature of relationship
a)	Related Parties

Name of principal related parties	Relationship with the Group
Kingsoft Corporation Limited (“Kingsoft Corporation”) and its subsidiaries (“Kingsoft Group”)	Principal shareholder of the Company

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Principal shareholder of the Company

Schedule of material related party transactions
b)	The Group had the following material related party transactions:

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues:
Public cloud services provided to Xiaomi Group	763,338	1,091,451	1,853,124	264,993
Public cloud services provided to Kingsoft Group	217,333	281,286	363,300	51,951
Public cloud services provided to other related parties	378	516	737	105
Enterprise cloud services provided to Xiaomi Group	104,967	182,364	382,438	54,688
Enterprise cloud services provided to Kingsoft Group	18,690	15,479	21,320	3,049
Enterprise cloud services provided to other related parties	2,200	16	—	—
Other services provided to other related parties	436	—	—	—
	1,107,342	1,571,112	2,620,919	374,786
Purchase of network hardware devices from Xiaomi Group	—	—	29,637	4,238
Interest expense on loans due to Xiaomi Group	39,703	30,963	45,156	6,457
Interest expense on a loan due to Kingsoft Group	958	45,709	30,870	4,414
Rental of building and office space from Xiaomi Group*	39,804	37,878	42,271	6,046
Rental of office space, and administrative services from Kingsoft Group	9,167	9,812	13,599	1,945
	89,632	124,362	161,533	23,100
*

The Group entered into agreements to lease building and office space from Xiaomi Group. As of December 31, 2024 and 2025, the Group recognized the related operating lease right-of-use assets amounted to RMB83,457 and RMB55,420 (US$7,925) and operating lease liabilities amounted to RMB91,841 and RMB62,846 (US$8,987), respectively.

Schedule of related party balances
c)	The Group had the following related party balances at the end of the year:

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
Amounts due from related parties:
Trade related:
Xiaomi Group	285,656	455,834	65,183
Kingsoft Group	18,117	104,495	14,944
Other related parties	14,753	13,067	1,868
	318,526	573,396	81,995
Amounts due to related parties:
Trade related:
Kingsoft Group	1,258	27,027	3,865
Xiaomi Group*	26,676	2,309,833	330,302
Other related parties	14,284	5,380	769

Non-trade related**:
Kingsoft Group	1,032,459	32,224	4,607
Xiaomi Group	819,134	559,793	80,050
	1,893,811	2,934,257	419,593

*The balance as of December 31, 2025 included RMB2,261,090 (US$323,332) advance received for public cloud services.

**Amounts included borrowings from related parties as disclosed in Note 12.